EQUITY ACCOUNTED INVESTMENTS - Gross Revenue, Net Income, Other Comprehensive Income and Distributions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 37,635	$ 43,032	$ 37,168
Net income	580	434	1,203
OCI	72	(198)	(388)
Comprehensive income (loss)	652	236	815
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	22,580	28,822	30,847
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	4,399	4,559	2,418
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	10,656	9,651	3,896
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	7,045	2,695	1,878
Net income	(8)	357	133
OCI	39	9	(31)
Comprehensive income (loss)	31	366	102
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	252	537	605
Net income	(18)	117	102
OCI	8	9	(15)
Comprehensive income (loss)	(10)	126	87
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	4,080	388	828
Net income	(123)	119	(31)
OCI	31	0	2
Comprehensive income (loss)	(92)	119	(29)
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	2,713	1,770	445
Net income	133	121	62
OCI	0	0	(18)
Comprehensive income (loss)	$ 133	$ 121	$ 44